FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 22 – FINANCIAL INSTRUMENTS

a)Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2021 and 2020, the supplementary disclosures on financial instruments required by IFRS 7 and the detail of gains and losses established by IFRS 9.

		Fair value
			accounted
		accounted	through other
	Amortized	through profit	comprehensive
As of December 31, 2021	cost	or loss	Income	Total
Assets
Cash and cash equivalents	16,743	3,106		19,849
Investments	—	10,786		10,786
Trade receivables	22,626	—	—	22,626
Other receivables	958	1,915	—	2,873
Total	40,327	15,807	—	56,134
Liabilities
Trade payables	50,327	—	—	50,327
Financial debt	266,736	88	97	266,921
Leases liabilities	18,916	—	—	18,916
Other liabilities	125	—	—	125
Total	336,104	88	97	336,289

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2020	cost	loss	Income	Total
Assets
Cash and cash equivalents	12,364	15,601	—	27,965
Investments	258	7,734	—	7,992
Trade receivables	28,701	—	—	28,701
Other receivables	2,226	2,074	—	4,300
Total	43,549	25,409	—	68,958
Liabilities
Trade payables	63,103	—	—	63,103
Financial debt	301,389	257	539	302,185
Leases liabilities	15,550	—	—	15,550
Other liabilities	717	—	—	717
Total	380,759	257	539	381,555

Gains and losses by category – Year 2021

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	6,331	1,323
Financial liabilities at amortized cost	26,277	(22,134)
Financial assets at fair value through profit or loss	707	94
Financial liabilities at amortized cost through profit or loss	(2,823)	—
Total	30,492	(20,717)

Gains and losses by category – Year 2020

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	14,038	1,971
Financial liabilities at amortized cost	(45,461)	(27,556)
Financial assets at fair value through profit or loss	530	586
Financial liabilities at fair value through profit or loss	(2,243)	—
Total	(33,136)	(24,999)

b)Fair value hierarchy and other disclosures

IFRS 13 establishes a hierarchy of fair value, based on the information used to measure the financial assets and liabilities and also establishes different valuation techniques. According to IFRS 13, valuation techniques used to measure fair value shall maximize the use of observable inputs.

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 13:

-Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.

-Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g. as prices) or indirectly (e.g. derived from prices).

-Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of December 31, 2021 and 2020, their inputs, valuation techniques and the level of hierarchy are listed below:

Mutual Funds: These investments are included in Cash and cash equivalents, Investments and Guarantee of financial operations included in Other receivables. Telecom and its subsidiaries have other short-term investments amounting to $5,105 and $15,455 as of December 31, 2021 and 2020, respectively. The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end; therefore, its valuation is classified as Level 1.

Government bonds: These bonds are included in “Investments” and "Cash and cash equivalents" in the consolidated statement of financial position. As of December 31, 2021 and 2020 Telecom and its subsidiaries have Government bonds in an amount of $10,702 and $9,951, respectively. The fair value was determined using information from active markets, valuing each bond to its closing year market value, so, its valuation qualifies as Level 1.

Derivative financial instruments (Forward contracts to purchase US dollars at fixed exchange rates and interest rates swap): The fair value of Telecom's and its subsidiaries DFI contracts, disclosed in the chapter “Hedge Accounting” was classified as Level 2 and determined by:

a)	DFI for forward purchases of US dollars, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and;
b)	DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

During the years ended December 31, 2021 and 2020, there were no transfers between Levels of the fair value hierarchy.

According to IFRS 7, it is also required to disclose fair value information about financial instruments even if they are not recognized at fair value in the balance sheet, for which it is practicable to estimate fair value. The financial instruments which are discussed in this section include, among others, cash and cash equivalents, investments at amortized cost, accounts receivable, accounts payable and other instruments.

Derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in an immediate sale of the instrument. Also, because of differences in methodologies and assumptions used to estimate fair value, the Company’s fair values should not be compared to those of other companies.

The methods and assumptions used to estimate the fair values of each class of financial instrument falling under the scope of IFRS 13 as of December 31, 2021 and 2020 are as follows:

Cash and banks

Carrying amounts approximate its fair value.

Time deposits and Other investments at amortized cost (included in Cash and cash equivalents)

Telecom and its subsidiaries consider as cash and cash equivalents all short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed 3 months. The carrying amount reported in the statement of financial position approximates fair value.

Current and non-current Investments valued at amortized cost

As of December 31, 2020, fair value of such investments amounted to $266 and its carrying value amounted to $258. Fair value for these investments was determined by reference to published price quotations in an active market (classified as level 1 in the fair value hierarchy).

Trade receivables

Carrying amounts are considered to approximate fair value due to the short term nature of these trade receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant. All amounts that are assumed to be uncollectible within a reasonable period are written off and/or reserved.

Trade payables and Leases liabilities

The carrying amount of accounts payable and leases liabilities reported in the consolidated statement of financial position approximates its fair value due to the short term nature of these accounts payable. Noncurrent trade payables and leases liabilities have been discounted.

Financial Debt

As of December 31, 2021, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	140,605	138,389
Other financial debts	126,316	116,590
	266,921	254,979

As of December 31, 2020, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	143,843	133,266
Other financial debts	158,342	148,531
	302,185	281,797

The fair value of the loans was assessed as follows:

a)	The fair value of Notes traded in active markets was measured based on quoted market prices at the end of the reporting period. As a result, its valuation classifies as Level 1.
b)	The fair value of Notes that are not traded in an active market was measured based on quotes provided by first-tier financial entities, so their valuation qualifies as Level 2.
c)	Fort the rest of the financial debt, the fair values were calculated based on cash flows discounted using a current lending rate, so as they are classified as level 3.

Other receivables, net (except for DFI) and other liabilities

The carrying amount of other receivables, net and other liabilities reported in the consolidated statement of financial position approximates its fair value.

c)Hedge accounting

Telecom and its subsidiaries believe that a hedging relationship qualifies for hedge accounting if all of the following conditions established by the IFRS 9 are met:

a)	The hedging relationship consists only of eligible hedging instruments and hedged items;
b)

At the beginning of the hedge relationship, there is a formal designation and documentation of the hedging relationship and objective and strategy for risk management of the Company and its subsidiaries for undertaking the hedge. That documentation shall include identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the entity assesses whether the hedging relationship meets the requirements of hedge effectiveness (including analysis of sources of hedge ineffectiveness and how to determine the hedge ratio); and

c)	The hedging relationship satisfies the following requirements of hedge effectiveness:
(i)	The economic relationship between the hedged item and the hedging instrument;
(ii)	The effect of credit risk is not predominant in respect of changes of value coming from this economic relationship, and
(iii)

The coverage ratio of the hedging relationship is the same as the one provided by the amount of the hedged item that really covers the entity and the amount of the hedging instrument that the entity actually uses to cover that amount of the hedged item.

During years 2021, 2020 and 2019

•    LIBOR Hedges

During year ended December 31, 2017, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of LIBOR from the IFC loan amounting to US$400 million and from the IIC loan amounting to US$100 million, which maturity will be in September 2022. The mentioned agreements hedge a total amount of US$440 million. Such DFI allow fixing the variable rate in a range between 2.085% and 2.4525% nominal annual rate.

As of December 31, 2019, Telecom recognized a liability of $286, which is included in other Financial Debt ($257 current and $29 non-current). Additionally, during the year ended December 31, 2019, Telecom recognizes gains of $124 related to those contracts, that are included in Debt financial expenses – Interests on financial debt.

As of December 31, 2020, Telecom recognized a liability of $696, which is included in other Financial Debt ($679 current and $17 non-current). Additionally, during the year ended December 31, 2020, Telecom recognizes a loss of $443 related to those contracts, that are included in Debt financial expenses – Interests on financial debt.

As of December 31, 2021, Telecom recognized a liability of $165, which is included in other Financial Debt, current. Additionally, during the year ended December 31, 2021, Telecom recognizes a loss of $378 related to those contracts, that are included in Debt financial expenses – Interests on financial debt.

•     Exchange rate Hedges

During year ended December 31, 2019, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$499 million fixing the average exchange rate in 52.50 Argentine pesos/US$, expiring between March 2019 and April 2020. During 2019, Telecom recognized gains related to these agreements of $1,467 that are included in Debt financial expenses – Foreign currency exchange losses on financial debts.

During year ended December 31, 2020, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$477 million fixing the average exchange rate in 87.54 Argentine pesos/US$, expiring between February 2020 and February 2021. During 2020, Telecom recognized a loss related to these agreements of $2,299 that are included Debt financial expenses – Foreign currency exchange losses on financial debts. As of December 31, 2020, Telecom maintained DFI agreements for a total of US$117 million for those that has recognized a receivable of $3, which is included in current Other receivables and a liability of $99 which is included in current Financial Debt.

During year ended December 31, 2021, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$473 million fixing the average exchange rate in 102.49 Argentine pesos/US$, expiring between March 2021 and September 2022. During 2021, Telecom recognized a loss related to these agreements of $1,831 that are included Debt financial expenses - Foreign currency exchange losses on financial debts. As of December 31, 2021, Telecom maintained DFI agreements for a total of US$89 million for those that has recognized a liability of $20 which is included in current Financial Debt.

Offsetting of financial assets and financial liabilities in scope of IFRS 7

The information required by the amendment to IFRS 7 as of December 31, 2021 and 2020 is as follows:

	As of December 31, 2021
	Trade	Other	Trade	Other
	receivables	receivables	payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	24,387	3,217	(52,088)	(469)
Offsetting	(1,761)	(344)	1,761	344
Current and noncurrent assets (liabilities) – Booked value	22,626	2,873	(50,327)	(125)

	As of December 31, 2020
	Trade	Other	Trade	Other
	receivables	receivables	payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	30,039	4,436	(64,441)	(853)
Offsetting	(1,338)	(136)	1,338	136
Current and noncurrent assets (liabilities) – Booked value	28,701	4,300	(63,103)	(717)

Telecom and its subsidiaries offset the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that Telecom has the intention to make such offsetting, in accordance with requirements established in IAS 32. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators including interconnection, carriers and Roaming (being offsetting a standard practice in the telecommunications industry at the international level that Telecom and its subsidiaries applies regularly). Offsetting is also applied to transactions with agents.